additional statement of cash flow information	6 Months Ended
Jun. 30, 2020
additional statement of cash flow information
additional statement of cash flow information

31   additional statement of cash flow information

(a)  Statements of cash flows – operating activities and investing activities

		Three months		Six months
Periods ended June 30 (millions)	Note	2020	2019	2020	2019
OPERATING ACTIVITIES
Net change in non-cash operating working capital
Accounts receivable		$(1)	$(197)	$24	$(223)
Inventories		33	25	102	42
Contract assets		114	3	199	1
Prepaid expenses		52	(26)	5	(110)
Accounts payable and accrued liabilities		210	253	90	190
Income and other taxes receivable and payable, net		67	(53)	145	(269)
Advance billings and customer deposits		1	(3)	16	3
Provisions		(72)	14	(117)	(36)
		$404	$16	$464	$(402)
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences
Capital asset additions
Gross capital expenditures
Property, plant and equipment	17	$(693)	$(718)	$(1,295)	$(1,357)
Intangible assets subject to amortization	18	(174)	(166)	(324)	(299)
		(867)	(884)	(1,619)	(1,656)
Additions arising from leases	17	110	110	192	232
Additions arising from non-monetary transactions		1	4	6	8
Capital expenditures	5	(756)	(770)	(1,421)	(1,416)
Change in associated non-cash investing working capital		62	125	(53)	(22)
		$(694)	$(645)	$(1,474)	$(1,438)

(b)  Changes in liabilities arising from financing activities

		Statement of cash flows		Non-cash changes
				Foreign
			Redemptions,	exchange
	Beginning	Issued or	repayments or	movement		End of
(millions)	of period	received	payments	(Note 4(e))	Other	period
THREE-MONTH PERIOD ENDED JUNE 30, 2019
Dividends payable to holders of Common Shares	$329	$—	$(329)	$—	$339	$339
Dividends reinvested in shares from Treasury	—	—	22	—	(22)	—
	$329	$—	$(307)	$—	$317	$339
Short-term borrowings	$500	$—	$(400)	$—	$—	$100
Long-term debt
TELUS Corporation senior notes	$12,136	$1,674	$—	$(70)	$(25)	$13,715
TELUS Corporation commercial paper	1,105	748	(1,554)	(6)	—	293
TELUS Communications Inc. debentures	621	—	—	—	—	621
TELUS International (Cda) Inc. credit facility	405	—	(2)	(8)	1	396
Lease liabilities	1,508	—	(64)	(8)	118	1,554
Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt – liability (asset)	41	1,554	(1,551)	76	(28)	92
	15,816	3,976	(3,171)	(16)	66	16,671
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt	—	(1,554)	1,554	—	—	—
	$15,816	$2,422	$(1,617)	$(16)	$66	$16,671
THREE-MONTH PERIOD ENDED JUNE 30, 2020
Dividends payable to holders of Common Shares	$371	$—	$(371)	$—	$372	$372
Dividends reinvested in shares from Treasury	—	—	131	—	(131)	—
	$371	$—	$(240)	$—	$241	$372
Short-term borrowings	$100	$—	$—	$—	$—	$100
Long-term debt
TELUS Corporation senior notes	$14,763	$1,000	$(900)	$(132)	$(2)	$14,729
TELUS Corporation commercial paper	459	—	(454)	(5)	—	—
TELUS Communications Inc. debentures	621	—	—	—	1	622
TELUS International (Cda) Inc. credit facility	1,285	—	(68)	(50)	—	1,167
Other	281	—	(3)	—	1	279
Lease liabilities	1,699	—	(81)	(6)	109	1,721
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt – liability (asset)	(655)	461	(434)	158	78	(392)
	18,453	1,461	(1,940)	(35)	187	18,126
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(461)	461	—	—	—
	$18,453	$1,000	$(1,479)	$(35)	$187	$18,126

		Statement of cash flows		Non-cash changes
				Foreign
			Redemptions,	exchange
	Beginning	Issued or	repayments or	movement
(millions)	of period	received	payments	(Note 4(e))	Other	End of period
SIX-MONTH PERIOD ENDED JUNE 30, 2019
Dividends payable to holders of Common Shares	$326	$—	$(655)	$—	$668	$339
Dividends reinvested in shares from Treasury	—	—	45	—	(45)	—
	$326	$—	$(610)	$—	$623	$339
Short-term borrowings	$100	$407	$(407)	$—	$—	$100
Long-term debt
TELUS Corporation senior notes	$12,186	$1,674	$—	$(122)	$(23)	$13,715
TELUS Corporation commercial paper	774	1,901	(2,363)	(19)	—	293
TELUS Communications Inc. debentures	620	—	—	—	1	621
TELUS International (Cda) Inc. credit facility	419	13	(21)	(17)	2	396
Lease liabilities	1,483	—	(152)	(13)	236	1,554
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt – liability (asset)	(73)	2,363	(2,361)	141	22	92
	15,409	5,951	(4,897)	(30)	238	16,671
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(2,363)	2,363	—	—	—
	$15,409	$3,588	$(2,534)	$(30)	$238	$16,671
SIX-MONTH PERIOD ENDED JUNE 30, 2020
Dividends payable to holders of Common Shares	$352	$—	$(723)	$—	$743	$372
Dividends reinvested in shares from Treasury	—	—	261	—	(261)	—
	$352	$—	$(462)	$—	$482	$372
Short-term borrowings	$100	$200	$(200)	$—	$—	$100
Long-term debt
TELUS Corporation senior notes	$14,479	$1,000	$(900)	$150	$—	$14,729
TELUS Corporation commercial paper	1,015	612	(1,692)	65	—	—
TELUS Communications Inc. debentures	621	—	—	—	1	622
TELUS International (Cda) Inc. credit facility	431	765	(68)	45	(6)	1,167
Other	267	—	(191)	—	203	279
Lease liabilities	1,661	—	(165)	17	208	1,721
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt – liability (asset)	(37)	1,699	(1,650)	(194)	(210)	(392)
	18,437	4,076	(4,666)	83	196	18,126
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(1,699)	1,699	—	—	—
	$18,437	$2,377	$(2,967)	$83	$196	$18,126